Financial instruments - fair values and risk management - Sensitivity analysis (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 RUB (₽)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Strengthening of USD by 10%				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Weakening of USD by 10%				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Strengthening of USD by 10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10% | $			$ (2,896)			$ (1,749)			$ (1,577)
Weakening of USD by 10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to weakening of USD by 10% | $			$ 2,896			$ 1,749			$ 1,577
Euro | Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10% | €	€ (2,703)			€ (1,410)			€ (1,323)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10% | €	€ 2,703			€ 1,410			€ 1,323
Russian Ruble | Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10% | ₽		₽ (193)			₽ (339)			₽ (254)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10% | ₽		₽ 193			₽ 339			₽ 254